Merger Agreement with Special Purpose Acquisition Company (“Spac”)	12 Months Ended
Dec. 31, 2025
Merger Agreement with Special Purpose Acquisition Company (“Spac”) [Abstract]
MERGER AGREEMENT WITH SPECIAL PURPOSE ACQUISITION COMPANY (“SPAC”)
NOTE 5 –	MERGER AGREEMENT WITH SPECIAL PURPOSE ACQUISITION COMPANY (“SPAC”)

On March 22, 2022, the Company’s board of directors approved the Company’s engagement in a merger transaction, which consisted of signing a series of binding agreements including a merger agreement (“the merger transaction”), between the Company and Mount Rainier Acquisition Corp., a Delaware corporation (“RNER”), an unrelated third party which was traded on the Nasdaq Global Market that raised approximately $175,000 thousand as a SPAC. The Company hired A-Labs Advisory and Finance Ltd. (“A-Labs”), an investment banking firm in which the Company’s former chief executive officer served as a managing partner, and Oppenheimer to assist the merger transaction.

The merger transaction relied on the proforma enterprise value of the merged company of approximately $1.28 billion (before the money), as agreed upon with RNER and with the PIPE investors (as defined below), including share options and potential free cash flows of up to approximately $225,000 thousand in the merged company (insofar as none of the SPAC shareholders redeem their investment before the merger transaction closing in keeping with their rights, see further details below).

In connection with the merger transaction, qualifying Israeli and U.S. institutional investors (the “PIPE investors”) engaged to invest $50,000 thousand based on the merger company’s agreed value as described above in a private placement to be invested in the Company at closing.

On January 11, 2023, the Company announced that all the closing conditions for the merger transaction were met and the completion of the merger transaction was subject only to the absence of a legal impediment. Shortly before the closing date of the merger transaction, the Company effected a reverse share split to cause the value of the outstanding ordinary shares immediately prior to the transaction closing date to be equal to $1,500,000 per share.

The Company’s shares began trading on Nasdaq on March 1, 2023.

99% of the shareholders entitled to withdraw their investment of $175,000 thousand elected to redeem their investment upon the approval of the merger.

In March 2023, the Company raised $4,000 thousand from two of the PIPE investors.

In December 2021, the Company entered into an agreement with Oppenheimer to provide financial advisory services. In connection with the Reverse Recapitalization, the Company agreed to pay to Oppenheimer a transaction fee upon the consummation of the Reverse Recapitalization equal to 1% of the aggregate value of the Company implied by the value of the Company’s ordinary shares issued to RNER’s stockholders in the Reverse Recapitalization on a fully diluted basis, plus the principal amount of any debt or other liabilities of HUB outstanding as of the closing date of the Reverse Recapitalization. Based on the valuation of $1.28 billion ascribed to the shares issued to RNER’s stockholders in the Reverse Recapitalization in March 2023, the amount owed to Oppenheimer at the closing of the Reverse

Recapitalization was approximately $12,800 thousand. As of December 31, 2024 and 2023, the Company recorded a cost provision of $12,800 thousand.

On June 12, 2023, Oppenheimer filed a claim against the Company alleging, among other things, breach of contract, breach of covenant of good faith and fair dealing and quantum meruit in connection with investment banking advice and services provided by Oppenheimer in connection with the Company’s Reverse Recapitalization with Mount Rainier Acquisition Corp.

Effective February 19, 2025, the parties settled for $3 million: $1.1 million paid on the effective date and the balance in ten monthly payments of $200,000 from March to December 2025 (with the first payment being $100,000). As part of the settlement arrangement, Claymore agreed to make, on the Company’s behalf, all payments the Company is required to make under the settlement agreement with Oppenheimer. In consideration, the Company issued Claymore a $6 million convertible note. Claymore subsequently converted the note in full and made all required payments to Oppenheimer. As of the date of this Annual Report, the entire outstanding reserve balance of $12,800 thousand has been fully settled.

The transactions were accounted for as a reverse recapitalization, in accordance with the relevant IFRS standard and the Group was deemed to be the accounting acquirer. RNER did not meet the definition of a business in accordance with IFRS 3 - “Business Combinations,” and the Transactions were instead accounted for within the scope of IFRS 2, as a share-based payment transaction in exchange for a public listing service. In accordance with IFRS 2, the Company recorded a one-time share-based share listing expense of $12,312 thousand at the closing of the Reverse Recapitalization that was calculated based on the excess of the fair value of the Company’s shares issued to public investors over the fair value of the identifiable net assets of RNER that were acquired:

	Amount	Number of shares*
	USD in thousands except for share amounts
Shares issued to RNER shareholders		3
Closing price of the Company’s share on Nasdaq as of March 1, 2023 ($)	2,385,000
(A) Fair value of the Company’s shares issued to RNER shareholders	7,208
Public Warrants issued to RNER shareholders		0
Closing price of the Company’s warrants on Nasdaq as of March 1, 2023 ($)	255,000
Private Warrants issued to RNER shareholders		0
Fair Value of the Company’s warrants on as of March 1, 2023 ($)	199,500
(B) Fair value of the Company’s warrants issued to RNER shareholders	2,711
RNER assets	588
RNER liabilities	(2,981)
(C) Net liabilities of RNER	(2,393)
IFRS 2 Listing expenses (A+B-C)	12,312

*	Shares and per share amounts have been retroactively adjusted to reflect the reverse share splits as described in Note 20a.